Revenues - Disclosure of revenue by geographical markets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	€ 153,713	€ 361,303	€ 348,086
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	32,964	(23,803)	54,791
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	28,193	18,904	4,226
United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	20,266	181,129	256,075
Austria
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	14,583	21,793	18,529
Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	13,503	68,529	966
Nordics
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	12,695	12,043	2,440
France
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	5,866	46,608	1,367
Other Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	9,335	18,740	5,006
Rest of World
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	€ 16,308	€ 17,360	€ 4,684